Pension Liabilities - Sensitivity analysis (Details) - SEK (kr) kr in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined-Benefit Pension Plan
Sensitivity Analysis
Pension commitments under current assumptions for Swiss pension plans	kr (3,521)	kr (884)	kr (3,182)
Defined Benefit Plan Obligation | Defined-Benefit Pension Plan
Sensitivity Analysis
Pension commitments under current assumptions for Swiss pension plans	kr 8,395	6,027
Discount rate | Defined Benefit Plan Obligation
Sensitivity Analysis
Decrease in actuarial assumption (as a percent)	(0.50%)
Increase in actuarial assumption (as a percent)	0.50%
Discount rate | Defined Benefit Plan Obligation | Defined-Benefit Pension Plan
Sensitivity Analysis
Increase(decrease) in defined benefit obligation, assuming decrease in actuarial assumption	kr 9,426	6,615
Increase(decrease) in defined benefit obligation, assuming increase in actuarial assumption	kr 7,511	5,518
Retirement pension inflation rate | Defined Benefit Plan Obligation
Sensitivity Analysis
Decrease in actuarial assumption (as a percent)	(0.50%)
Increase in actuarial assumption (as a percent)	0.50%
Retirement pension inflation rate | Defined Benefit Plan Obligation | Defined-Benefit Pension Plan
Sensitivity Analysis
Increase(decrease) in defined benefit obligation, assuming decrease in actuarial assumption	kr 7,940	5,797
Increase(decrease) in defined benefit obligation, assuming increase in actuarial assumption	kr 8,902	6,281
Salary revaluation rate | Defined Benefit Plan Obligation
Sensitivity Analysis
Decrease in actuarial assumption (as a percent)	(0.50%)
Increase in actuarial assumption (as a percent)	0.50%
Salary revaluation rate | Defined Benefit Plan Obligation | Defined-Benefit Pension Plan
Sensitivity Analysis
Increase(decrease) in defined benefit obligation, assuming decrease in actuarial assumption	kr 8,231	5,927
Increase(decrease) in defined benefit obligation, assuming increase in actuarial assumption	kr 8,567	kr 6,131